Label	Element	Value
Document And Entity Information [Abstract]	cik0001031661_DocumentAndEntityInformationAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 01, 2018
Registrant Name	dei_EntityRegistrantName	THIRD AVENUE TRUST
Central Index Key	dei_EntityCentralIndexKey	0001031661
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 01, 2018
Document Effective Date	dei_DocumentEffectiveDate	Mar. 01, 2018
Prospectus Date	rr_ProspectusDate	Mar. 01, 2018